Capital Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Debt and Capital Leases Disclosures [Text Block]	NOTE 7 – Capital Lease
We entered into a capital Equipment Lease Agreement with Full Circle, a related party as  the sole owner is on our Board of Directors, whereby it agreed to lease Full Circle's equipment for $32,900 a month for a term of five years with an option to purchase the equipment at the end of the lease for $200,000. The net present value of the equipment is estimated at $1,714,974 based on a 9% discount rate. The lease is amortized over the five year term at a rate of 9%. The equipment acquired included a distillation column and infrastructure, tanks and related equipment, filtration equipment, and vehicles. Depreciation on the cost of the leased equipment is calculated using the straight-line method over an estimated useful life, ranging from five to twenty-five years, and zero salvage value.

At March 31, 2014, the value of the assets under the capital lease was $1,617,633, net.  The depreciation expense for the three months ended March 31, 2014 was $19,468.

Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest
2014	$285,363	$109,437
2015	312,125	82,675
2016	341,396	53,404
2017	373,413	21,387
2018	162,640	245
Total minimum lease payments	$1,474,937	$267,148

NOTE 8 – Capital Lease

Acquisition Sub #4 entered into a capital Equipment Lease Agreement with Full Circle, a related party as its sole owner is on our Board of Directors, whereby it agreed to lease Full Circle's equipment for $32,900 a month for a term of five years with an option to purchase the equipment at the end of the lease for $200,000. The net present value of the equipment is estimated at $1,714,974 based on a 9% discount rate. The lease is amortized over the five year term at a rate of 9%. The equipment acquired included a distillation column and infrastructure, tanks and related equipment, filtration equipment, and vehicles. Depreciation on the cost of its equipment is calculated using the straight-line method over an estimated useful life, ranging from five to twenty-five years, and zero salvage value.

At December 31, 2013, the value of the assets under the capital lease was $1,637,101, net.  The depreciation expense for the year ended December 31, 2013 was $77,873.

Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest
2014	$285,363	$109,437
2015	312,125	82,675
2016	341,396	53,404
2017	373,413	21,387
2018	162,640	245
Total minimum lease payments	$1,474,937	$267,148